Fair Value Disclosures on Financial Instruments - Transfers (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
AFS | Marketable equity investments
Transfers Between Levels 1 and 2
Transfers of available-for-sale equity investments from Level 2 to Level 1	€ 91	€ 5